Business Combination - Schedule of Intangible Assets and The Estimated Useful Lives (Q2) (Details) $ in Thousands	May 05, 2025 USD ($)
Developed technology | Minimum
Business Combination [Line Items]
Useful Lives (in years)	5 years
Developed technology | Maximum
Business Combination [Line Items]
Useful Lives (in years)	7 years
Weights and Biases, Inc.
Business Combination [Line Items]
Fair Value	$ 207,600
Weights and Biases, Inc. | Customer relationships
Business Combination [Line Items]
Fair Value	$ 36,100
Useful Lives (in years)	12 years
Weights and Biases, Inc. | Developed technology
Business Combination [Line Items]
Fair Value	$ 161,800
Weights and Biases, Inc. | Trade names
Business Combination [Line Items]
Fair Value	$ 9,700
Useful Lives (in years)	5 years